Derivative instruments (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of notional volume of natural gas derivatives that is expected to settle or mature each year

The following table reflects the volume activity of our natural gas derivatives as of December 31, 2022 that is expected to settle or mature each year:

Natural Gas
Swaps
Year	(MMBTUs)
(in millions)
2023	32.1
2024	27.7
2025	23.3
2026	18.2
2027	6.0
Total	107.3

Schedule of fair value of derivative instruments and effect on consolidated balance sheets

The table below reflects the fair value of derivative instruments and their effect on our consolidated balance sheets at December 31, 2022 and 2021.

	Consolidated
	Balance Sheet
	Location	Fair Value
		2022	2021
		(dollars in thousands)
Assets
Natural gas swaps	Other current assets	$35,285	$23,596
Natural gas swaps	Other deferred charges	$99,725	$40,398
Liabilities
Natural gas swaps	Other current liabilities	$3,206	$—

Schedule of the realized gains and (losses) on derivative instruments recognized in margin

The following table presents the realized gains and (losses) on derivative instruments recognized in margin for the years ended December 31, 2022, 2021 and 2020.

	Consolidated
	Statement of
	Revenues and
	Expenses Location	2022	2021	2020

		(dollars in thousands)
Natural gas swaps gains	Fuel	$121,626	$31,440	$830
Natural gas swaps losses	Fuel	(6,587)	(1,431)	(21,179)
Total		$115,039	$30,009	$(20,349)

Schedule of unrealized gains and (losses) on derivative instruments deferred on the balance sheet

The following table presents the unrealized (gains) and losses on derivative instruments deferred on the consolidated balance sheets at December 31, 2022 and 2021.

	Consolidated Balance
	Sheet Location
		2022	2021

		(dollars in thousands)
Natural gas swaps	Regulatory liability	$131,804	$63,994
Total		$131,804	$63,994